UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Tina M. Payne Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2014

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

To Our Shareholders:

We would like to share with you our report for the year ended December 31, 2014. The net asset values (NAV) per share at that date were $13.56, $13.49, $13.58, $13.58 and $13.58 for Class A, Class C Class I, Class R and Class Z shares, respectively.

The total returns, including income and change in NAV, for the Fund and its comparative benchmarks were:

	Six Months Ended December 31, 2014	Year Ended December 31, 2014
Cohen & Steers Preferred Securities and Income Fund—Class A	1.56%	11.61%
Cohen & Steers Preferred Securities and Income Fund—Class C	1.23%	10.85%
Cohen & Steers Preferred Securities and Income Fund—Class I	1.70%	12.00%
Cohen & Steers Preferred Securities and Income Fund—Class R	— [a]	— [a]
Cohen & Steers Preferred Securities and Income Fund—Class Z	— [a]	— [a]
BofA Merrill Lynch Fixed-Rate Preferred Securities Index[b]	3.03%	15.44%
Blended Benchmark—50% BofA Merrill Lynch U.S. Capital Securities Index/50% BofA Merrill Lynch Fixed-Rate Preferred Securities Index[b]	1.95%	12.15%
S&P 500 Index[b]	6.12%	13.69%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Performance quoted does not reflect the a  Inception date of Class R and Class Z shares was October 1, 2014. Total return for Class R and Z shares was 1.66% and 1.78%, respectively, for the period October 1, 2014 through December 31, 2014.

b  The BofA Merrill Lynch Fixed-Rate Preferred Securities Index tracks the performance of fixed-rate U.S. dollar-denominated preferred securities issued in the U.S. domestic market. The BofA Merrill Lynch U.S. Capital Securities Index is a subset of the BofA Merrill Lynch U.S. Corporate Index including all fixed-to-floating rate, perpetual callable and capital securities. The S&P 500 Index is an unmanaged index of 500 large-cap stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

deduction of the maximum 3.75% initial sales charge on Class A shares and 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs less than one year from purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

The Fund makes regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund's investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund's assets. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Investment Review

Preferred securities advanced in 2014, a favorable period for virtually all fixed income asset classes. U.S. Treasury yields, which had risen sharply in 2013 in expectation that the Federal Reserve (the Fed) would partially lessen quantitative easing (QE) by tapering its bond purchases, reversed direction. Bond yields trended lower in 2014 even as QE tapering ran its course through October. This reflected modest U.S. economic growth through much of the period as well as weaker readings in China and Europe. Also keeping rates low were a generally benign global inflation outlook, heightened geopolitical tensions and aggressive monetary policy measures by the European Central Bank (ECB).

The 10-year U.S. Treasury yield declined from 3.0% in January to 2.2% by December while sovereign yields in Europe reached record lows. These trends provided a global tailwind to financial assets with perceived sensitivity to interest rates. Preferred securities and investment-grade corporate bonds had attractive absolute returns in this environment, with preferreds faring somewhat better. Preferred securities strongly outpaced high-yield bonds, which entered the year with historically high valuations and came under pressure as oil prices rapidly declined. Energy companies account for a material portion of the high-yield market and had been its fastest-growing segment.

Within the preferreds market, $25 par exchange-traded securities outperformed preferreds traded over the counter (OTC), consistent with the exchange-traded group's higher average duration and sensitivity to movements in interest rates. In terms of sector performance, preferreds issued by banks, the largest issuers of these securities, performed approximately in line with the index. Earnings reports from banks, while soft in terms of revenue growth and profit margins, remained good from a credit perspective. Banks continued to build their capital bases thanks in part to continued moderation of bad debt charges, which in the U.S. have fallen to levels comparable with those existing before the financial crisis. Bolstered to meet new regulatory requirements, bank capital levels have grown to exceed pre-crisis levels.

Real estate preferreds were a standout segment, rising more than 20% for the year. The group benefited from strong industry fundamentals, as reflected in earnings that mostly exceeded expectations across the range of property types. REIT cash flows have been growing with the U.S. economy, and the

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

new supply of high-quality commercial real estate has been modest. In addition, real estate companies remained generally conservative with balance sheet management, and the new supply of REIT preferreds was quite limited.

Preferreds issued by European companies participated in the rally, supported by declining sovereign yields across the region. Along with lower oil prices, the mostly disappointing economic data reported as the year progressed tamped down inflation forecasts, and fed expectations that the ECB would engage in QE. Issuance of contingent capital securities (CoCos), a new and evolving source of Tier 1 capital for European and other non-U.S. banks (at present), was visible throughout the year. Deals that occurred near year end included Deutsche Bank issuing a large CoCo with a 7.5% coupon scheduled to reset to a floating rate in 10 years. Also noteworthy was a new security from QBE Insurance Group in Australia, a rare example so far of an insurance company taking advantage of the market for CoCos.

Fund Performance

The Fund had a positive total return for the year although it underperformed its benchmark. Throughout much of the year we emphasized securities that were more defensive relative to interest-rate risk given our view that economic growth would continue to be solid, potentially presenting further challenges to bond markets. With rates coming down, this positioning weighed on the Fund's performance relative to the benchmark. However, the impact was in large part countered by good performance from investments in certain below-investment-grade and non-rated issues that were not represented in the index, many of which outperformed.

The Fund also benefited from an underweight in energy preferreds and an overweight in REIT preferreds, although the REIT allocation advantage was partially offset by security selection in the sector. The higher-yielding below-investment-grade REIT preferreds that we favored generally underperformed the more rate-sensitive investment-grade securities included in the benchmark.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts in order to manage currency risk on certain Fund positions denominated in foreign currencies. These contracts contributed to the Fund's total return during the 12-month period ended December 31, 2014.

Investment Outlook

While acknowledging that growth may have slowed globally, we note that the U.S. economy appears to be on generally solid footing, given third-quarter U.S. gross domestic product expansion of 5% as well as good employment gains in recent months. Although the Fed finally exited its QE purchases, we believe it is likely to continue to soothe markets by indicating that the path to rate hikes will be very data-dependent. We currently expect modest rate hikes in the latter half of 2015; however, if global growth does not pick up these may be delayed.

We are expecting Treasury yields to remain somewhat low for the near term, reflecting weak global growth and low inflation readings, including in the U.S., where the strong dollar is likely to play a role in subdued price gains for many goods. Falling oil prices will also likely diminish headline inflation, although

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

savings for consumers might lead to higher demand for other goods. While we have a generally benign outlook for the near term, we expect that Treasury yields may rise somewhat in the intermediate term as U.S. growth continues in 2015 and U.S. labor markets tighten. In this respect, we note that the high income that preferreds offer—substantially higher than is offered by most traditional fixed income assets—may help protect investors from a total-return standpoint over time, should demanded yields begin to rise.

We have added in recent months to more rate-sensitive instruments but continue to generally favor higher income and somewhat more stable value issues, for instance fixed-to-float structures with good amounts of call protection that can perform well in most rate environments. At the same time, we have become somewhat more cautious in some credit markets, notably Europe, which faces deflation and political tensions caused by weak growth. More broadly, however, we continue to view the harsh regulatory environment spurred by the financial crisis as an important tailwind to the credit quality of financial preferred issuers around the globe and note that bank capital requirements will continue to rise in coming quarters.

We continue to seek opportunities in the expanding market for new preferred instruments, including U.S. bank and insurance preferreds and the new CoCo securities being issued by many banks around the globe. Many preferred instruments offer income rates that compare favorably with global investment-grade and even global high-yield bonds, making them attractive investments, in our view.

Sincerely,

ROBERT H. STEERS	JOSEPH M. HARVEY
Chairman	Portfolio Manager

WILLIAM F. SCAPELL	ELAINE ZAHARIS-NIKAS
Portfolio Manager	Portfolio Manager

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of publication. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds invests in major real asset categories including real estate, infrastructure and commodities, along with preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)

Class A—Growth of a $10,000 Investment

Class C—Growth of a $10,000 Investment

Class I—Growth of a $100,000 Investment

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Performance Review (Unaudited)—(Continued)

Average Annual Total Returns—For Periods Ended December 31, 2014

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class Z Shares
1 Year (with sales charge)	7.42%[b]	9.85%[c]	—	—	—
1 Year (without sales charge)	11.61%	10.85%	12.00%	—	—
Since Inception[d] (with sales charge)	9.35%[b]	9.51%	—	—	—
Since Inception[d] (without sales charge)	10.25%	9.51%	10.62%	1.66%	1.78%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at NAV. The performance graphs and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, for each class of shares as disclosed in the May 1, 2014 prospectus for Class A, Class C and Class I shares, as amended June 17, 2014; and in the September 30, 2014 prospectus for Class R and Class Z shares were as follows: Class A—1.21% and 1.15%; Class C—1.86% and 1.80%; and Class I—0.91% and 0.80%; Class R—1.36% and 1.30%; and Class Z—0.86% and 0.80%. Through June 30, 2016, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15%e for Class A shares, 1.80%e for Class C shares, 0.80%e for Class I shares, 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement can be amended at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund.

a  The comparative indices are not adjusted to reflect expenses or other fees that the SEC requires to be reflected in the Fund's performance. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. The Fund's benchmarks do not include below-investment-grade securities The Fund's performance assumes the reinvestment of all dividends and distributions at NAV. For more information, including charges and expenses, please read the prospectus carefully before you invest.

b  Reflects a 3.75% front-end sales charge.

c  Reflects a contingent deferred sales charge of 1.00%.

d  Inception date of May 3, 2010 for Class A, C and I shares and October 1, 2014 for Class R and Z shares.

e  For the period January 1, 2014 through July 31, 2014, the investment advisor had contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) did not exceed 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014—December 31, 2014.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period[a] July 1, 2014– December 31, 2014
Class A
Actual (1.56% return)	$1,000.00	$1,015.60	$5.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.46	$5.80
Class C
Actual (1.23% return)	$1,000.00	$1,012.30	$9.08
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.18	$9.10
Class I
Actual (1.70% return)	$1,000.00	$1,017.00	$4.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$4.02
Class R
Actual (1.66% return)[b]	$1,000.00	$1,016.60	$3.27
Hypothetical (5% annual return before expenses)[c]	$1,000.00	$1,018.65	$6.61
Class Z
Actual (1.78% return)[b]	$1,000.00	$1,017.80	$2.01
Hypothetical (5% annual return before expenses)[c]	$1,000.00	$1,021.17	$4.08

a  Expenses are equal to the Fund's Class A, Class C, Class I, Class R and Class Z annualized expense ratios of 1.14%, 1.79%, 0.79%, 1.30%, and 0.80%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

b  Actual expenses for the period October 1, 2014 (inception date) to December 31, 2014.

c  Hypothetical expenses if the class had been in existence from July 1, 2014 through December 31, 2014.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

December 31, 2014
Top Ten Holdingsa
(Unaudited)

Security	Value	% of Net Assets
JPMorgan Chase & Co., 7.90%, Series I	$80,502,785	2.5
American International Group, 8.175%, due 5/15/68 (FRN)	58,832,240	1.9
Wells Fargo & Co., 7.98%, Series K	54,129,175	1.7
Liberty Mutual Group, 7.80%, due 3/7/87, 144A	51,543,725	1.6
MetLife Capital Trust X, 9.25%, due 4/8/68, 144A	43,903,825	1.4
Deutsche Bank AG, 7.50% (Germany)	43,312,500	1.4
General Electric Capital Corp., 7.125%, Series A	42,730,500	1.4
Morgan Stanley, 6.875%	41,211,360	1.3
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)	40,247,540	1.3
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)	39,954,580	1.3

a  Top ten holdings are determined on the basis of the value of individual securities held. The Fund may also hold positions in other types of securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(Based on Net Assets)
(Unaudited)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

December 31, 2014

		Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	40.2%
BANKS	14.2%
AgriBank FCB, 6.875%, ($100 Par Value)		130,500	$13,722,897
Astoria Financial Corp., 6.50%, Series C		161,571	4,002,114
Bank of America Corp., 6.625%, Series W		339,800	8,688,686
BB&T Corp., 5.625%, Series E		1,181,363	28,577,171
BB&T Corp., 5.20%, Series G		248,105	5,696,491
Capital One Financial Corp., 6.00%, Series B		310,000	7,560,900
Capital One Financial Corp., 6.70%, Series D		624,175	16,166,132
Citigroup, 6.875%, Series K		553,736	14,718,303
CoBank ACB, 6.25%, 144A ($100 Par Value)[a]		216,000	21,876,761
CoBank ACB, 6.125%, Series G ($100 Par Value)		161,450	14,661,678
Countrywide Capital IV, 6.75%, due 4/1/33		535,483	13,569,139
Countrywide Capital V, 7.00%, due 11/1/36		915,713	23,579,610
Farm Credit Bank of Texas, 6.75%, 144Aa		211,700	21,957,270
Fifth Third Bancorp, 6.625%, Series I		780,319	21,326,118
First Republic Bank, 6.20%, Series B		487,068	12,386,139
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)		13,188	17,540,040
JPMorgan Chase & Co., 5.50%, Series O		147,561	3,548,842
JPMorgan Chase & Co., 5.45%, Series P		450,000	10,665,000
PNC Financial Services Group, 6.125%, Series P		696,449	19,333,424
PNC Financial Services Group, 5.375%, Series Q		78,624	1,879,900
PrivateBancorp, 7.125%, due 10/30/42		433,704	11,363,045
RBS Capital Funding Trust VII, 6.08%, Series G		771,967	18,828,275
Regions Financial Corp., 6.375%, Series B		1,398,282	35,516,363
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)[a]		4,090	5,521,500
SunTrust Banks, 5.875%, Series E		695,273	16,694,200
US Bancorp, 6.50%, Series F		353,188	10,401,387
Wells Fargo & Co., 5.85%		1,472,058	37,758,288
Wells Fargo & Co., 6.625%		186,640	5,177,394
Wells Fargo & Co., 7.50%, Series L ($1,000 Par Value)(Convertible)		5,500	6,668,722
Zions Bancorp, 7.90%, Series F		417,785	11,363,752
Zions Bancorp, 6.30%, Series G		355,092	9,168,475
			449,918,016

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
BANKS—FOREIGN	1.2%
Barclays Bank PLC, 7.10%, Series III (United Kingdom)		318,918	$8,231,274
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)		755,156	19,596,298
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)		448,873	11,724,563
			39,552,135
DIVERSIFIED FINANCIAL SERVICES	0.3%
State Street Corp., 5.90%, Series D		324,960	8,403,466
ELECTRIC—INTEGRATED	0.8%
Integrys Energy Group, 6.00%, due 8/1/73		713,027	19,037,821
NextEra Energy Capital Holdings, 5.625%, due 6/15/72, Series H		133,217	3,277,138
NextEra Energy Capital Holdings, 5.125%, due 11/15/72, Series I		171,055	3,889,791
			26,204,750
FINANCE	3.2%
INVESTMENT ADVISORY SERVICES	0.4%
Affiliated Managers Group, 6.375%, due 8/15/42		479,217	12,809,470
INVESTMENT BANKER/BROKER	2.8%
Goldman Sachs Group, 5.95%, Series I		300,000	7,422,000
Goldman Sachs Group, 6.375%, Series K		649,037	16,823,039
Morgan Stanley, 6.875%		1,548,717	41,211,360
Morgan Stanley, 6.375%, Series I		676,165	17,113,736
RBS Capital Funding Trust VI, 6.25%, Series F		296,822	7,272,139
			89,842,274
TOTAL FINANCE			102,651,744
INDUSTRIALS—CHEMICALS	1.6%
CHS, 6.75%		995,495	25,305,483
CHS, 7.10%, Series II		931,510	24,461,452
			49,766,935

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
INSURANCE	6.2%
LIFE/HEALTH INSURANCE	0.3%
Principal Financial Group, 6.518%, Series B (FRN)		410,686	$10,554,630
LIFE/HEALTH INSURANCE—FOREIGN	0.4%
Aegon NV, 6.50% (Netherlands)		443,484	11,268,929
MULTI-LINE	2.4%
Allstate Corp., 6.625%, Series E		808,136	21,278,221
Hanover Insurance Group/The, 6.35%, due 3/30/53		383,438	9,585,950
Hartford Financial Services Group, 7.875%, due 4/15/42		662,960	19,862,282
Kemper Corp., 7.375%, due 2/27/54		333,326	8,579,811
WR Berkley Corp., 5.625%, due 4/30/53		769,523	18,283,866
			77,590,130
MULTI-LINE—FOREIGN	1.9%
ING Groep N.V., 7.05% (Netherlands)		487,384	12,496,526
ING Groep N.V., 7.20% (Netherlands)		548,076	14,107,476
ING Groep N.V., 7.375% (Netherlands)		1,257,395	32,365,347
			58,969,349
REINSURANCE	0.5%
Reinsurance Group of America, 6.20%, due 9/15/42		561,870	15,597,511
REINSURANCE—FOREIGN	0.7%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)		439,347	11,097,905
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)		142,107	3,720,362
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)[b]		320,272	8,557,668
			23,375,935
TOTAL INSURANCE			197,356,484
INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
Qwest Corp., 6.125%, due 6/1/53		465,664	11,222,502
Qwest Corp., 7.00%, due 4/1/52		326,609	8,521,229
			19,743,731
PIPELINES	0.2%
NuStar Logistics LP, 7.625%, due 1/15/43		228,296	5,890,037

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
REAL ESTATE	10.6%
DIVERSIFIED	2.9%
Colony Financial, 8.50%, Series A		389,197	$10,228,097
Coresite Realty Corp., 7.25%, Series A		406,311	10,405,625
DuPont Fabros Technology, 7.875%, Series A		318,329	8,117,390
Equity Commonwealth, 6.50%, Series D		169,748	4,077,347
National Retail Properties, 5.70%, Series E		486,386	11,794,861
NorthStar Realty Finance Corp., 8.50%, Series D		333,800	8,365,028
NorthStar Realty Finance Corp., 8.75%, Series E		272,800	6,882,744
Retail Properties of America, 7.00%		506,582	13,272,448
Urstadt Biddle Properties, 7.125%, Series F		273,816	7,119,216
Vornado Realty Trust, 6.625%, Series G		207,904	5,322,342
Wells Fargo Real Estate Investment Corp., 6.375%, Series A		301,681	7,647,613
			93,232,711
HOTEL	2.1%
Chesapeake Lodging Trust, 7.75%, Series A		395,206	10,421,582
Hersha Hospitality Trust, 8.00%, Series B		260,869	6,722,594
Hersha Hospitality Trust, 6.875%, Series C		199,569	5,118,945
Hospitality Properties Trust, 7.125%, Series D		277,406	7,248,619
LaSalle Hotel Properties, 6.375%, Series I		229,222	5,787,626
Pebblebrook Hotel Trust, 7.875%, Series A		300,977	7,805,838
Pebblebrook Hotel Trust, 6.50%, Series C		320,000	8,153,600
Summit Hotel Properties, 7.125%		227,800	5,797,510
Sunstone Hotel Investors, 8.00%, Series D		335,870	8,813,229
			65,869,543
INDUSTRIALS	0.6%
First Potomac Realty Trust, 7.75%, Series A		461,658	11,841,528
Gramercy Property Trust, 7.125%, Series B		252,096	6,491,472
			18,333,000
MORTGAGE	0.3%
Annaly Capital Management, 7.50%, Series D		346,700	8,615,495
OFFICE	1.8%
American Realty Capital Properties, 6.70%, Series F		1,331,700	30,429,345
Boston Properties, 5.25%		154,443	3,569,178
Corporate Office Properties Trust, 7.375%, Series L		352,000	9,180,160

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
Hudson Pacific Properties, 8.375%, Series B		230,908	$6,047,250
PS Business Parks, 6.45%, Series S		110,689	2,838,066
PS Business Parks, 6.00%, Series T		150,362	3,713,941
			55,777,940
RESIDENTIAL	0.4%
APARTMENT	0.2%
Apartment Investment & Management Co., 6.875%		240,000	6,268,800
MANUFACTURED HOME	0.2%
Equity Lifestyle Properties, 6.75%, Series C		261,988	6,968,881
TOTAL RESIDENTIAL			13,237,681
SELF STORAGE	0.3%
Public Storage, 5.75%, Series T		175,000	4,327,750
Public Storage, 5.375%, Series V		178,701	4,195,899
			8,523,649
SHOPPING CENTERS	2.2%
COMMUNITY CENTER	1.2%
Cedar Realty Trust, 7.25%, Series B		317,900	8,354,412
DDR Corp., 6.50%, Series J		236,707	6,028,927
Kimco Realty Corp., 5.50%, Series J		318,061	7,601,658
Kite Realty Group Trust, 8.25%, Series A		331,565	8,647,215
Saul Centers, 6.875%, Series C		330,731	8,903,279
			39,535,491
REGIONAL MALL	1.0%
CBL & Associates Properties, 7.375%, Series D		473,002	11,919,650
Glimcher Realty Trust, 7.50%, Series H		214,700	5,663,786
Pennsylvania REIT, 8.25%, Series A		232,069	6,110,377
Taubman Centers, 6.25%, Series K		280,000	6,997,200
			30,691,013
TOTAL SHOPPING CENTERS			70,226,504
TOTAL REAL ESTATE			333,816,523
TRANSPORT—MARINE—FOREIGN	0.7%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)		280,750	6,962,600
Seaspan Corp., 9.50%, Series C (Hong Kong)		312,760	8,366,330

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)		260,522	$6,018,058
			21,346,988
UTILITIES	0.6%
PPL Capital Funding, 5.90%, due 4/30/73, Series B		161,859	4,030,289
SCE Trust III, 5.75%		529,300	13,999,985
			18,030,274
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,227,337,326)			1,272,681,083
PREFERRED SECURITIES—CAPITAL SECURITIES	56.1%
BANKS	10.6%
Ally Financial, 7.00%, Series G, 144A( $1000 Par Value)[a]		15,500	15,571,204
Bank of America Corp., 6.25%, Series X		16,059,000	15,953,605
Bank of America Corp., 6.50%, Series Z		34,134,000	34,830,333
Countrywide Capital III, 8.05%, due 6/15/27, Series B		3,000,000	3,812,931
Farm Credit Bank of Texas, 10.00%, Series I		22,200	27,153,375
Goldman Sachs Capital I, 6.345%, due 2/15/34		12,790,000	15,259,749
Goldman Sachs Capital II, 4.00% (FRN)		6,278,000	4,645,720
JPMorgan Chase & Co., 7.90%, Series I		74,450,000	80,502,785
JPMorgan Chase & Co., 6.10%, Series X		14,250,000	14,250,000
M&T Capital Trust II, 8.277%, due 6/1/27		6,000,000	6,107,730
PNC Financial Services Group, 6.75%		18,000,000	19,845,000
SunTrust Banks, 5.625%		14,500,000	14,608,750
Wells Fargo & Co, 5.90%, Series S		15,526,000	15,681,260
Wells Fargo & Co., 7.98%, Series K		48,820,000	54,129,175
Zions Bancorp, 7.20%, Series J		13,491,000	14,246,226
			336,597,843
BANKS—FOREIGN	19.9%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)[a]		3,338,000	4,241,105
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)		21,200,000	22,737,000
Banco do Brasil SA/Cayman, 9.00%, 144A (Brazil)[a]		23,840,000	22,290,400
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)		12,800,000	14,019,840
Barclays Bank PLC, 6.86%, 144A (United Kingdom)[a]		18,938,000	21,068,525
Barclays PLC, 8.00% (United Kingdom) (EUR)		1,700,000	2,151,197

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

	Number of Shares	Value
Barclays PLC, 8.25% (United Kingdom)	33,324,000	$34,221,049
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)[a]	10,000,000	11,025,000
BNP Paribas, 7.195%, 144A (France)[a]	15,100,000	17,534,875
Credit Agricole SA, 7.875%, 144A (France)[a]	21,982,000	22,436,126
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)[a]	9,750,000	10,727,155
Credit Suisse Group AG, 7.50%, 144A (Switzerland)[a]	18,559,000	19,347,758
Deutsche Bank AG, 7.50% (Germany)	45,000,000	43,312,500
Deutsche Bank Capital Funding Trust I, 3.204%, 144A (FRN) (Germany)[a]	10,774,000	10,558,520
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)[a]	33,716,945	39,954,580
HBOS Capital Funding LP, 6.85% (United Kingdom)	7,296,000	7,360,737
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)[a]	26,654,000	40,247,540
HSBC Holdings PLC, 6.375% (United Kingdom)	22,450,000	22,702,562
Industrial & Commercial Bank of China Ltd., 6.00%, 144A (China)[a]	13,400,000	13,584,250
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)[a]	14,400,000	14,544,000
Itau Unibanco Holding SA/Cayman Island, 6.20%, due 12/21/21, 144A (Brazil)[a]	9,000,000	9,489,420
Lloyds Banking Group PLC, 7.50% (United Kingdom)	37,050,000	37,791,000
Lloyds Banking Group PLC, 6.657%, 144A (United Kingdom)[a]	6,979,000	7,467,530
Nationwide Building Society, 10.25% (United Kingdom)	19,800,000	39,034,578
Nordea Bank AB, 6.125%, 144A (Sweden)[a]	13,200,000	13,108,577
Rabobank Nederland, 8.40% (Netherlands)	14,450,000	15,858,875
Rabobank Nederland, 11.00%, 144A (Netherlands)[a]	27,803,000	35,851,968
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)	30,649,000	35,859,330
Societe Generale SA, 8.875% (France) (GBP)	5,442,000	9,499,736
Standard Chartered PLC, 7.014%, 144A (United Kingdom)[a]	8,950,000	9,694,282
UBS AG, 7.625%, due 8/17/22 (Switzerland)	18,000,000	21,223,836
		628,943,851

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
FINANCE	4.0%
CREDIT CARD	0.3%
American Express Co., 5.20%		10,000,000	$10,209,160
DIVERSIFIED FINANCIAL SERVICES	3.7%
ARC Properties Operating Partnership LP, 4.60%, due 2/6/24		6,200,000	5,740,518
General Electric Capital Corp., 7.125%, Series A		36,600,000	42,730,500
General Electric Capital Corp., 6.25%, Series B		24,600,000	26,906,250
JPMorgan Chase & Co., 6.75%, Series S		31,225,000	33,098,500
JPMorgan Chase & Co., 6.125%, Series U		7,400,000	7,418,426
			115,894,194
TOTAL FINANCE			126,103,354
INSURANCE	16.1%
LIFE/HEALTH INSURANCE	3.6%
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144Aa		23,662,000	30,346,515
MetLife Capital Trust X, 9.25%, due 4/8/68, 144Aa		30,595,000	43,903,825
Provident Financing Trust I, 7.405%, due 3/15/38		13,125,000	15,924,024
Prudential Financial, 5.625%, due 6/15/43 (FRN)		21,275,000	21,855,808
			112,030,172
LIFE/HEALTH INSURANCE—FOREIGN	3.4%
Dai-ichi Life Insurance Co. Ltd./The, 5.10%, 144A (Japan)[a]		20,200,000	21,137,199
Dai-Ichi Mutual Life, 7.25%, 144A (Japan)[a]		13,000,000	15,311,647
La Mondiale Vie, 7.625% (France)		28,250,000	30,774,844
Nippon Life Insurance Co., 5.10%, due 10/16/44, 144A (Japan)[a]		22,200,000	23,289,465
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)[a]		15,500,000	17,399,463
			107,912,618
MULTI-LINE	2.2%
American International Group, 8.175%, due 5/15/68 (FRN)		43,259,000	58,832,240
Farmers Exchange Capital III, 5.454%, due 10/15/54, 144Aa		9,300,000	9,678,301
			68,510,541

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
MULTI-LINE—FOREIGN	1.4%
Aviva PLC, 8.25% (United Kingdom)		14,517,000	$16,311,693
AXA SA, 8.60%, due 12/15/30 (France)		7,257,000	9,876,987
AXA SA, 6.463%, 144A (France)[a]		17,400,000	18,400,500
			44,589,180
PROPERTY CASUALTY	1.6%
Liberty Mutual Group, 7.80%, due 3/7/87, 144Aa		43,867,000	51,543,725
PROPERTY CASUALTY—FOREIGN	2.1%
Atradius Finance BV, 5.25%, due 9/23/44 (Netherlands)		13,800,000	16,740,757
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)[a]		15,036,000	17,317,909
QBE Insurance Group Ltd., 6.75%, due 12/2/44 (Australia)		17,628,000	17,738,016
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)		8,103,000	13,664,420
			65,461,102
REINSURANCE—FOREIGN	1.8%
Aquarius + Investments PLC, 8.25% (Switzerland)		21,300,000	23,509,875
Catlin Insurance Co., 7.249%, 144A (Bermuda)[a]		18,250,000	18,238,594
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)[a]		14,567,000	15,898,438
			57,646,907
TOTAL INSURANCE			507,694,245
INTEGRATED TELECOMMUNICATIONS SERVICES	1.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144Aa		24,262	30,479,138
Embarq Corp., 7.995%, due 6/1/36		13,500,000	15,120,000
			45,599,138
PIPELINES	1.3%
DCP Midstream LLC, 5.85%, due 5/21/43, 144Aa		7,160,000	6,981,000
Enbridge Energy Partners LP, 8.05%, due 10/1/77		19,403,000	21,100,762
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B		12,025,000	13,198,965
			41,280,727

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

		Number of Shares	Value
UTILITIES	2.8%
ELECTRIC UTILITIES	0.4%
FPL Group Capital, 7.30%, due 9/1/67, Series D		12,200,000	$13,061,881
ELECTRIC UTILITIES—FOREIGN	1.1%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)[a]		28,887,000	33,689,464
MULTI-UTILITIES	1.3%
Dominion Resources, 5.75%, due 10/1/54		22,177,000	23,195,257
Dominion Resources, 7.50%, due 6/30/66, Series A		6,672,000	7,055,640
PPL Capital Funding, 6.70%, due 3/30/67, Series A		12,638,000	12,612,850
			42,863,747
TOTAL UTILITIES			89,615,092
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,682,284,030)			1,775,834,250
		Principal Amount
CORPORATE BONDS	0.9%
INSURANCE—PROPERTY CASUALTY	0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144Aa		$8,400,000	10,654,274
INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
Frontier Communications Corp., 9.00%, due 8/15/31		15,850,000	16,801,000
TOTAL CORPORATE BONDS (Identified cost—$24,437,002)			27,455,274
		Number of Shares
SHORT-TERM INVESTMENTS	0.9%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%[c]		28,900,000	28,900,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$28,900,000)			28,900,000
TOTAL INVESTMENTS (Identified cost—$2,962,958,358)	98.1%		3,104,870,607
OTHER ASSETS IN EXCESS OF LIABILITIES	1.9		59,508,191
NET ASSETS	100.0%		$3,164,378,798

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

December 31, 2014

Forward foreign currency exchange contracts outstanding at December 31, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	17,389,470	USD	21,684,391	1/5/15	$642,259
Brown Brothers Harriman	GBP	42,607,676	USD	66,693,241	1/5/15	284,872
Brown Brothers Harriman	USD	66,449,227	GBP	42,607,676	1/5/15	(40,858)
Brown Brothers Harriman	USD	21,037,955	EUR	17,389,470	1/5/15	4,177
Brown Brothers Harriman	EUR	19,117,971	USD	23,133,777	2/3/15	(7,081)
Brown Brothers Harriman	GBP	39,737,158	USD	61,952,177	2/3/15	31,926
						$915,295

Glossary of Portfolio Abbreviations

EUR  Euro Currency
FRN  Floating Rate Note
GBP  Great British Pound
REIT  Real Estate Investment Trust
USD  United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

a  Resale is restricted to qualified institutional investors. Aggregate holdings equal 23.8% of the net assets of the Fund, of which 0.0% are illiquid.

b  A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $5,076,800 in aggregate has been segregated as collateral.

c  Rate quoted represents the annualized seven-day yield of the Fund.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014

ASSETS:
Investments in securities, at value (Identified cost—$2,962,958,358)	$3,104,870,607
Cash	33,319,009
Receivable for:
Dividends and interest	27,293,520
Fund shares sold	14,311,791
Investment securities sold	1,542,776
Unrealized appreciation on forward foreign currency exchange contracts	963,234
Other assets	27,148
Total Assets	3,182,328,085
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	47,939
Payable for:
Investment securities purchased	12,480,460
Fund shares redeemed	2,841,053
Investment advisory fees	1,529,722
Shareholder servicing fees	367,977
Administration fees	132,661
Distribution fees	30,266
Directors' fees	297
Other liabilities	518,912
Total Liabilities	17,949,287
NET ASSETS	$3,164,378,798
NET ASSETS consist of:
Paid-in capital	$3,016,154,042
Dividends in excess of net investment income	(1,401,119)
Accumulated undistributed net realized gain	6,870,022
Net unrealized appreciation	142,755,853
$3,164,378,798

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

December 31, 2014

CLASS A SHARES:
NET ASSETS	$568,158,680
Shares issued and outstanding ($0.001 par value common stock outstanding)	41,903,996
Net asset value and redemption price per share	$13.56
Maximum offering price per share ($13.56 ÷ 0.9625)[a]	$14.09
CLASS C SHARES:
NET ASSETS	$548,556,724
Shares issued and outstanding ($0.001 par value common stock outstanding)	40,650,100
Net asset value and offering price per share[b]	$13.49
CLASS I SHARES:
NET ASSETS	$2,047,643,350
Shares issued and outstanding ($0.001 par value common stock outstanding)	150,733,826
Net asset value, offering and redemption price per share	$13.58
CLASS R SHARES:
NET ASSETS	$10,022
Shares issued and outstanding ($0.001 par value common stock outstanding)	738
Net asset value, offering and redemption price per share	$13.58
CLASS Z SHARES:
NET ASSETS	$10,022
Shares issued and outstanding ($0.001 par value common stock outstanding)	738
Net asset value, offering and redemption price per share	$13.58

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2014

Investment Income:
Dividend income	$77,069,742
Interest income (net of $100,873 of foreign withholding tax)	95,817,047
Total Investment Income	172,886,789
Expenses:
Investment advisory fees	18,963,142
Distribution fees—Class A	1,315,267
Distribution fees—Class C	3,814,090
Distribution fees—Class R	13
Shareholder servicing fees—Class A	526,107
Shareholder servicing fees—Class C	1,271,363
Shareholder servicing fees—Class I	975,059
Administration fees	1,728,551
Transfer agent fees and expenses	1,119,800
Registration and filing fees	280,183
Shareholder reporting expenses	195,593
Custodian fees and expenses	139,524
Directors' fees and expenses	136,755
Professional fees	89,453
Line of credit fees	35,965
Miscellaneous	136,904
Total Expenses	30,727,769
Reduction of Expenses (See Note 2)	(2,859,986)
Net Expenses	27,867,783
Net Investment Income	145,019,006
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	15,319,302
Foreign currency transactions	10,677,258
Net realized gain	25,996,560
Net change in unrealized appreciation (depreciation) on:
Investments	103,274,063
Foreign currency translations	1,721,467
Net change in unrealized appreciation (depreciation)	104,995,530
Net realized and unrealized gain	130,992,090
Net Increase in Net Assets Resulting from Operations	$276,011,096

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013
Change in Net Assets:
From Operations:
Net investment income	$145,019,006	$119,699,016
Net realized gain	25,996,560	8,129,848
Net change in unrealized appreciation (depreciation)	104,995,530	(89,487,230)
Net increase in net assets resulting from operations	276,011,096	38,341,634
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(26,885,442)	(23,755,428)
Class C	(22,470,913)	(22,255,151)
Class I	(89,488,900)	(75,744,667)
Class R	(74)	—
Class Z	(86)	—
Net realized gain:
Class A	(3,832,107)	(1,976,234)
Class C	(3,748,666)	(2,095,544)
Class I	(13,647,180)	(5,860,209)
Class R	(69)	—
Class Z	(69)	—
Return of capital:
Class A	—	(1,718,414)
Class C	—	(1,822,159)
Class I	—	(5,095,687)
Total dividends and distributions to shareholders	(160,073,506)	(140,323,493)
Capital Stock Transactions:
Increase in net assets from Fund share transactions	908,623,008	435,235,826
Total increase in net assets	1,024,560,598	333,253,967
Net Assets:
Beginning of year	2,139,818,200	1,806,564,233
End of year[a]	$3,164,378,798	$2,139,818,200

a  Includes dividends in excess of net investment income of $1,401,119 and $4,663,963, respectively.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$12.87	$13.34	$11.69	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.71	0.69	0.71	0.75	0.53
Net realized and unrealized gain (loss)	0.76	(0.35)	1.80	(0.35)	0.52
Total from investment operations	1.47	0.34	2.51	0.40	1.05
Less dividends and distributions to shareholders from:
Net investment income	(0.69)	(0.70)	(0.73)	(0.70)	(0.34)
Net realized gain	(0.09)	(0.06)	(0.11)	—	(0.04)
Return of capital	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.78)	(0.81)	(0.86)	(0.81)	(0.41)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.69	(0.47)	1.65	(0.41)	0.64
Net asset value, end of period	$13.56	$12.87	$13.34	$11.69	$12.10
Total investment return[d,e]	11.61%	2.55%	22.04%	3.32%	9.22%[f]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class A
	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Ratios/Supplemental Data:	2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$568.2	$425.5	$413.6	$136.4	$50.4
Ratio of expenses to average daily net assets (before expense reduction)	1.19%	1.20%	1.22%[h]	1.29%[h]	1.67%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.12%	1.10%	1.10%[h]	1.06%[h]	0.85%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	5.18%	5.10%	5.45%[h]	5.95%[h]	5.71%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.25%	5.20%	5.57%[h]	6.18%[h]	6.53%[g,h]
Portfolio turnover rate	41%	56%	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Does not reflect sales charges, which would reduce return.

e  Return assumes the reinvestment of all dividends and distributions at NAV.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$12.81	$13.29	$11.65	$12.06	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.62	0.60	0.63	0.67	0.49
Net realized and unrealized gain (loss)	0.75	(0.36)	1.79	(0.34)	0.49
Total from investment operations	1.37	0.24	2.42	0.33	0.98
Less dividends and distributions to shareholders from:
Net investment income	(0.60)	(0.61)	(0.65)	(0.63)	(0.31)
Net realized gain	(0.09)	(0.06)	(0.11)	—	(0.04)
Return of capital	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.69)	(0.72)	(0.78)	(0.74)	(0.38)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.68	(0.48)	1.64	(0.41)	0.60
Net asset value, end of period	$13.49	$12.81	$13.29	$11.65	$12.06
Total investment return[d,e]	10.85%	1.83%	21.31%	2.69%	8.62%[f]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class C
	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Ratios/Supplemental Data:	2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$548.6	$465.8	$410.5	$152.1	$48.4
Ratio of expenses to average daily net assets (before expense reduction)	1.84%	1.86%	1.87%[h]	1.94%[h]	2.32%[g,h]
Ratio of expenses to average daily net assets (net of expense reduction)	1.77%	1.75%	1.75%[h]	1.71%[h]	1.50%[g,h]
Ratio of net investment income to average daily net assets (before expense reduction)	4.53%	4.47%	4.82%[h]	5.36%[h]	5.22%[g,h]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.60%	4.58%	4.94%[h]	5.59%[h]	6.04%[g,h]
Portfolio turnover rate	41%	56%	39%	44%	31%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

h  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Per Share Operating Performance:	2014	2013	2012	2011	December 31, 2010
Net asset value, beginning of period	$12.88	$13.36	$11.70	$12.10	$11.46
Income (loss) from investment operations:
Net investment income[b]	0.76	0.74	0.76	0.80	0.58
Net realized and unrealized gain (loss)	0.76	(0.37)	1.80	(0.35)	0.49
Total from investment operations	1.52	0.37	2.56	0.45	1.07
Less dividends and distributions to shareholders from:
Net investment income	(0.73)	(0.74)	(0.77)	(0.74)	(0.36)
Net realized gain	(0.09)	(0.06)	(0.11)	—	(0.04)
Return of capital	—	(0.05)	(0.02)	(0.11)	(0.03)
Total dividends and distributions to shareholders	(0.82)	(0.85)	(0.90)	(0.85)	(0.43)
Redemption fees retained by the Fund	—	—	—	0.00 [c]	0.00 [c]
Net increase (decrease) in net asset value	0.70	(0.48)	1.66	(0.40)	0.64
Net asset value, end of period	$13.58	$12.88	$13.36	$11.70	$12.10
Total investment return[d]	12.00%	2.82%	22.52%	3.74%	9.39%[e]

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

	Class I
	For the Year Ended December 31,				For the Period May 3, 2010[a] through
Ratios/Supplemental Data:	2014	2013	2012	2011	December 31, 2010
Net assets, end of period (in millions)	$2,047.6	$1,248.5	$982.4	$413.7	$65.1
Ratio of expenses to average daily net assets (before expense reduction)	0.90%	0.87%	0.87%[g]	0.94%[g]	1.32%[f,g]
Ratio of expenses to average daily net assets (net of expense reduction)	0.77%	0.75%	0.75%[g]	0.71%[g]	0.50%[f,g]
Ratio of net investment income to average daily net assets (before expense reduction)	5.49%	5.47%	5.83%[g]	6.47%[g]	6.43%[f,g]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.62%	5.59%	5.95%[g]	6.70%[g]	7.25%[f,g]
Portfolio turnover rate	41%	56%	39%	44%	31%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  Amount is less than $0.005.

d  Return assumes the reinvestment of all dividends and distributions at NAV.

e  Not annualized.

f  Annualized.

g  Non-class specific expenses are calculated at the Fund level and class specific expenses are calculated at the class level.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

Class R
Per Share Operating Performance:	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$13.55
Income (loss) from investment operations:
Net investment income[b]	0.17
Net realized and unrealized gain	0.05
Total from investment operations	0.22
Less dividends and distributions to shareholders from:
Net investment income	(0.10)
Net realized gain	(0.09)
Total dividends and distributions to shareholders	(0.19)
Net increase in net asset value	0.03
Net asset value, end of period	$13.58
Total investment return[c]	1.66%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	1.36%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	1.30%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	4.88%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	4.94%[e]
Portfolio turnover rate	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

FINANCIAL HIGHLIGHTS—(Continued)

Class Z
Per Share Operating Performance:	For the Period October 1, 2014[a] through December 31, 2014
Net asset value, beginning of period	$13.55
Income (loss) from investment operations:
Net investment income[b]	0.18
Net realized and unrealized gain	0.06
Total from investment operations	0.24
Less dividends and distributions to shareholders from:
Net investment income	(0.12)
Net realized gain	(0.09)
Total dividends and distributions to shareholders	(0.21)
Net increase in net asset value	0.03
Net asset value, end of period	$13.58
Total investment return[c]	1.78%[d]
Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$10.0
Ratio of expenses to average daily net assets (before expense reduction)	0.85%[e]
Ratio of expenses to average daily net assets (net of expense reduction)	0.80%[e]
Ratio of net investment income to average daily net assets (before expense reduction)	5.35%[e]
Ratio of net investment income to average daily net assets (net of expense reduction)	5.40%[e]
Portfolio turnover rate	41%[d]

a  Inception date.

b  Calculation based on average shares outstanding.

c  Return assumes the reinvestment of all dividends and distributions at NAV.

d  Not annualized.

e  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on February 22, 2010 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Fund's investment objective is total return. On July 22, 2014, the Board of Directors of the Fund approved the Fund's offering of Class R and Class Z shares. Class R and Class Z shares became available for investment on October 1, 2014, on which date the Fund sold 738 shares each of Class R and Class Z for $20,000 to Cohen & Steers Capital Management, Inc. (the investment advisor). The authorized shares of the Fund are divided into five classes designated Class A, C, I, R and Z shares. Each of the Fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund's Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund's investments is summarized below.

•  Level 1—quoted prices in active markets for identical investments

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 as of December 31, 2014.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value—Banks	$449,918,016	$372,177,910	$72,218,606	$5,521,500
Preferred Securities—$25 Par Value—Other Industries	822,763,067	822,763,067	—	—
Preferred Securities—Capital Securities—Banks	336,597,843	—	309,444,468	27,153,375
Preferred Securities—Capital Securities—Other Industries	1,439,236,407	—	1,439,236,407	—
Corporate Bonds	27,455,274	—	27,455,274	—
Short-Term Investments	28,900,000	—	28,900,000	—
Total Investments[a]	$3,104,870,607	$1,194,940,977	$1,877,254,755	$32,674,875	[b]

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Forward foreign currency exchange contracts	$963,234	$—	$963,234	$—
Total Appreciation in Other Financial Instruments[a]	$963,234	$—	$963,234	$—
Forward foreign currency exchange contracts	$47,939	$—	$47,939	$—
Total Depreciation in Other Financial Instruments[a]	$47,939	$—	$47,939	$—

a  Portfolio holdings are disclosed individually on the Schedule of Investments.

b  Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities— $25 Par Value— Banks	Preferred Securities— $25 Par Value— Real Estate— Diversified	Preferred Securities— Capital Securities— Banks	Preferred Securities— Capital Securities— Banks— Foreign
Balance as of December 31, 2013	$43,632,739	$21,289,081	$5,109,359	$—	$17,234,299
Purchases	22,340,735	—	—	—	22,340,735
Amortization	(276)	—	—	—	(276)
Change in unrealized appreciation (depreciation)	540,150	668,189	412,141	—	(540,180)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Total Investments in Securities	Preferred Securities— $25 Par Value— Banks	Preferred Securities— $25 Par Value— Real Estate— Diversified	Preferred Securities— Capital Securities— Banks	Preferred Securities— Capital Securities— Banks— Foreign
Transfers within Level 3[a]	$—	$5,521,500	$(5,521,500)	$—	$—
Transfers in to Level 3[b]	27,153,375	—	—	27,153,375	—
Transfers out of Level 3[c]	(60,991,848)	(21,957,270)	—	—	(39,034,578)
Balance as of December 31, 2014	$32,674,875	$5,521,500	$—	$27,153,375	$—

The change in unrealized appreciation (depreciation) attributable to securities owned on December 31, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $1,535,641.

a  As of December 31, 2014, transfers within level 3 occurred due to changes in sector classifications.

b  As of December 31, 2013, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of the same investments.

c  As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2014, the Fund used significant observable inputs in determining the value of the same investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management's estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency exchange contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Foreign Securities: The Fund directly purchases securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Distributions paid by the Fund are subject to recharacterization for tax purposes. Based upon the results of operations for the year ended December 31, 2014, a portion of the distributions has been reclassified to distributions from net realized gains.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of non-U.S. taxes paid. Management has analyzed the Fund's tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of December 31, 2014, no additional provisions for income tax are required in the Fund's financial statements. The Fund's tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The investment advisor serves as the Fund's investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.70% of the average daily net assets of the Fund.

For the period January 1, 2014 through July 31, 2014, the investment advisor had contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) did not exceed 1.10% for Class A shares, 1.75% for Class C shares and 0.75% for Class I shares. The Board of Directors of the Fund has approved an amendment to the Fund's fee waiver/expense reimbursement agreement, effective August 1, 2014 through June 30, 2016, whereby the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

(excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.15% for Class A shares, 1.80% for Class C shares and 0.80% for Class I shares. For the period from October 1, 2014 through June 30, 2016, the investment advisor has contractually agreed to waive its fee and/or reimburse expenses so that the Fund's total annual operating expenses (excluding acquired fund fees and expenses and extraordinary expenses) do not exceed 1.30% for Class R shares and 0.80% for Class Z shares. This contractual agreement may be amended or terminated at any time by agreement of the Fund and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the year ended December 31, 2014, fees waived and/or expenses reimbursed totaled $2,859,986.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.05% of the average daily net assets of the Fund. For the year ended December 31, 2014, the Fund incurred $1,354,510 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the year ended December 31, 2014, the Fund has been advised that the distributor received $216,283 in sales commissions from the sale of Class A shares and $75,847 and $76,350 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net assets of the Fund's Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund's Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors' and Officers' Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $31,428 for the year ended December 31, 2014.

Other: The Fund may have shareholders investing indirectly through an account, platform or program sponsored by a financial institution. Investment and asset allocation decisions by such financial institution regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets at disadvantageous times or prices, and may negatively affect the Fund's net asset value.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the year ended December 31, 2014, totaled $1,940,199,336 and $1,079,487,007, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at December 31, 2014 and the effect of derivatives held during the year ended December 31, 2014, along with the respective location in the financial statements.

Statement of Assets and Liabilities
	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Forward foreign currency exchange contracts[a]	Unrealized appreciation	$963,234	Unrealized depreciation	$47,939

a  Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting arrangement or another similar agreement.

Statement of Operations
Derivatives	Location	Realized Gain	Change in Unrealized Appreciation
Forward foreign currency exchange contracts	Net Realized and Unrealized Gain (Loss)	$10,946,241	$1,850,726

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

The following summarizes the volume of the Fund's forward foreign currency exchange contracts activity during the year ended December 31, 2014:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$125,339,100
Ending Notional Amount	$85,085,954

Note 5. Income Tax Information

The tax character of dividends and distributions paid was as follows:

	For the Year Ended December 31,
	2014	2013
Ordinary income	$138,845,415	$121,755,246
Long-term capital gain	21,228,091	9,931,987
Return of capital	—	8,636,260
Total dividends and distributions	$160,073,506	$140,323,493

As of December 31, 2014, the tax-basis components of accumulated earnings and the federal tax cost were as follows:

Cost for federal income tax purposes	$2,963,078,130
Gross unrealized appreciation	$151,120,817
Gross unrealized depreciation	(9,328,340)
Net unrealized appreciation	$141,792,477
Undistributed long-term capital gains	$5,406,806

As of December 31, 2014, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, unrealized appreciation on passive foreign investment companies and certain fixed income securities and permanent book/tax differences primarily attributable to foreign currency transactions, certain fixed income securities and prior year REIT distribution adjustments. To reflect reclassifications arising from the permanent differences, paid-in capital was credited $2,155,843, accumulated undistributed net realized gain was credited $754,904 and dividends in excess of net investment income was charged $2,910,747. Net assets were not affected by this reclassification.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 1 billion shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Year Ended December 31, 2014		For the Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class A:
Sold	24,536,116	$331,309,716	21,902,040	$292,704,705
Issued as reinvestment of dividends and distributions	1,623,321	21,954,144	1,448,838	19,098,608
Redeemed	(17,324,045)	(235,008,522)	(21,280,486)	(280,398,999)
Net increase	8,835,392	$118,255,338	2,070,392	$31,404,314
Class C:
Sold	9,931,187	$133,870,398	13,470,728	$180,082,008
Issued as reinvestment of dividends and distributions	981,479	13,204,866	916,517	12,009,991
Redeemed	(6,626,530)	(88,836,132)	(8,922,991)	(116,515,932)
Net increase	4,286,136	$58,239,132	5,464,254	$75,576,067
Class I:
Sold	100,572,541	$1,365,576,432	84,401,360	$1,132,373,362
Issued as reinvestment of dividends and distributions	3,168,006	42,954,832	2,259,411	29,806,582
Redeemed	(49,913,921)	(676,422,726)	(63,312,548)	(833,924,499)
Net increase	53,826,626	$732,108,538	23,348,223	$328,255,445
Class Ra:
Sold	738	$10,000	—	$—
Net Increase	738	$10,000	—	$—
Class Za:
Sold	738	$10,000	—	$—
Net increase	738	$10,000	—	$—

a  Inception date of October 1, 2014.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS—(Continued)

Note 7. Borrowings

As of December 31, 2014, the Fund, in conjunction with other Cohen & Steers open-end funds, was a party to a $200,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement (as applicable), which expired January 23, 2015. The Fund paid a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement. Effective January 23, 2015, the credit agreement was renewed and expires January 22, 2016. Under the renewed credit agreement, the total commitment amount has been reduced to $50,000,000 and the Fund pays a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the credit agreement.

During the year ended December 31, 2014, the Fund did not borrow under the credit agreement.

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. Subsequent Events

Management has evaluated events and transactions occurring after December 31, 2014 through the date that the financial statements were issued, and had determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of
Cohen & Steers Preferred Securities and Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cohen & Steers Preferred Securities and Income Fund, Inc. (the "Fund") at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 19, 2015

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

TAX INFORMATION—2014 (Unaudited)

Pursuant to the Jobs and Growth Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $104,213,803. Additionally, 38.99% of the ordinary dividends qualified for the dividends received deduction available to corporations. Also, the Fund designates a long-term capital gain distribution of $22,116,441 at the 20% maximum rate.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the Securities and Exchange Commission's (the SEC) website at http://www.sec.gov. In addition, the Fund's proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's website at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund's investment company taxable income and net realized gains. Distributions in excess of the Fund's investment company taxable income and net realized gains are a return of capital distributed from the Fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund's total assets and, therefore, could have the effect of increasing the Fund's expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Election of Additional Director

Effective January 26, 2015, the Board of Directors has elected Dean Junkans as director of the Fund. Prior to becoming a Director of various Cohen & Steers funds, Mr. Junkans was Chief Investment Officer at Wells Fargo Private Bank from 2004 to 2014, and also served as Chief Investment Officer of the Wealth, Brokerage and Retirement group at Wells Fargo & Company from 2011 to 2014. He is currently a member, and former Chair, of the Claritas Advisory Committee at the CFA Institute, and is also a board member and Investment Committee member of Bethel University Foundation. He was a member of the Board of Governors of the University of Wisconsin Foundation, River Falls, from 1996 to 2004, and is a U.S. Army Veteran.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Changes to the Portfolio Management Team

On December 9, 2014, the Fund's Board of Directors approved the addition of Elaine Zaharis-Nikas as a portfolio manager of the Fund.

Ms. Zaharis-Nikas joined the Advisor in 2003 and currently serves as a senior vice president of the Advisor and CNS. Ms. Zaharis-Nikas is a Chartered Financial Analyst.

Foreign Investor Policy Change

Effective February 1, 2015, the Fund will no longer accept investments from investors with non-U.S. addresses as well as dealer controlled accounts designated as foreign accounts (Restricted Accounts), consistent with the industry standard. Existing Restricted Accounts can remain in the Fund, but will be prohibited from making further investments into their accounts. U.S. Armed Forces and Diplomatic post office addresses abroad will be treated as U.S. addresses and will continue to be able to invest in the Fund. For more information, please call (800) 437-9912.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment advisor, administrator, co-administrator, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the investment advisor, administrator and co-administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Board of Directors.

The Board of Directors and officers of the Fund and their principal occupations during at least the past five years are set forth below. The statement of additional information (SAI) includes additional information about fund directors and is available, without charge, upon request by calling 800-330-7348.

Name, Address[1] and Age	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Interested Directors[4]
Robert H. Steers Age: 61	Director and Chairman	Until next election of directors	Chief Executive Officer of Cohen & Steers Capital Management, Inc. (CSCM or the Advisor) and its parent, Cohen & Steers, Inc. (CNS) since 2014. Prior to that, Co-Chairman and Co-Chief Executive Officer of the Advisor since 2003 and CNS since 2004.	21	Since 1991
Joseph M. Harvey Age: 51	Director and Vice President	Until next election of directors	President and Chief Investment Officer of CSCM since 2003 and President of CNS since 2004.	16	Since 2014
Disinterested Directors
Michael G. Clark Age: 49	Director	Until next election of directors	From May 2006 to June 2011, President and Chief Executive Officer of DWS Funds and Managing Director of Deutsche Asset Management.	21	Since June 2011

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address[1] and Age	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Bonnie Cohen Age: 72	Director	Until next election of directors	Consultant. Board Member, DC Public Library Foundation since 2012, President since 2014; Board Member, Telluride Mountain Film Festival since 2010; Trustee, H. Rubenstein Foundation since 1996; Trustee, District of Columbia Public Libraries since 2004.	21	Since 2001
George Grossman Age: 61	Director	Until next election of directors	Attorney-at-law.	21	Since 1993
Richard E. Kroon Age: 72	Director	Until next election of directors	Member of Investment Committee, Monmouth University since 2004; Former Director, Retired Chairman and Managing Partner of Sprout Group venture capital funds, then an affiliate of Donaldson, Lufkin and Jenrette Securities Corporation from 1981 to 2001. Former chairman of the National Venture Capital Association for the year 2000.	21	Since 2004
Richard J. Norman Age: 71	Director	Until next election of directors	Private Investor. Member, Montgomery County, Maryland Department of Corrections Volunteer Corps since February 2010; Liason for Business Leadership, Salvation Army World Service Organization (SAWSO) since 2010; Advisory Board Member, The Salvation Army since 1985; Prior thereto, Investment Representative of Morgan Stanley Dean Witter from 1966 to 2000.	21	Since 2001

  (table continued on next page)

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

(table continued from previous page)

Name, Address[1] and Age	Position(s) Held With Fund	Term of Office[2]	Principal Occupation During At Least The Past 5 Years (Including Other Directorships Held)	Number of Funds Within Fund Complex Overseen by Director (Including the Fund)	Length of Time Served[3]
Frank K. Ross Age: 71	Director	Until next election of directors	Visiting Professor of Accounting and Director of the Center for Accounting Education at Howard University School of Business since 2004; Board member and member of Audit Committee (Chairman from 2007 to 2012) and Human Resources and Compensation Committee, Pepco Holdings, Inc. (electric utility) from 2004 to 2014; Formerly, Mid-Atlantic Area Managing Partner for Assurance Services at KPMG LLP and Managing Partner of its Washington, DC offices from 1977 to 2003.	21	Since 2004
C. Edward Ward Jr. Age: 68	Director	Until next election of directors	Member of The Board of Trustees of Manhattan College, Riverdale, New York from 2004 to 2014. Formerly Director of closed-end fund management for the New York Stock Exchange (the NYSE), where he worked from 1979 to 2004.	21	Since 2004

1  The address for each director is 280 Park Avenue, New York, NY 10017.

2  On March 12, 2008, the Board of Directors adopted a mandatory retirement policy stating a Director must retire from the Board on December 31st of the year in which he or she turns 75 years of age.

3  The length of time served represents the year in which the director was first elected or appointed to any fund in the Cohen & Steers fund complex.

4  "Interested person", as defined in the 1940 Act, of the Fund because of affiliation with CSCM (Interested Directors).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

The officers of the Fund (other than Messrs. Steers and Harvey, whose biographies are provided above), their address, their ages and their principal occupations for at least the past five years are set forth below.

Name, Address and Age[1]	Position(s) Held With Fund	Principal Occupation During At Least the Past 5 Years	Length of Time Served[2]
Adam M. Derechin Age: 50	President and Chief Executive Officer	Chief Operating Officer of CSCM since 2003 and CNS since 2004.	Since 2005
William F. Scapell Age: 46	Vice President	Executive Vice President of CSCM since January 2014. Prior to that, Senior Vice President of CSCM since 2003.	Since 2003
Francis C. Poli Age: 52	Secretary	Executive Vice President, Secretary and General Counsel of CSCM and CNS since March 2007.	Since 2007
James Giallanza Age: 48	Treasurer and Chief Financial Officer	Executive Vice President of CSCM since January 2014. Prior to that, Senior Vice President of CSCM since 2006.	Since 2006
Lisa D. Phelan Age: 46	Chief Compliance Officer	Senior Vice President of CSCM since 2008. Chief Compliance Officer of CSCM, the Cohen & Steers funds, Cohen & Steers Asia Limited and CSSL since 2007, 2006, 2005 and 2004, respectively.	Since 2006
Heather Kaden Age: 39	Deputy Chief Compliance Officer	Vice President of CSCM since 2010 and Compliance Officer of Cohen & Steers UK, Limited since 2013. Prior to that, Senior Compliance Associate since 2007.	Since 2014
Tina M. Payne Age: 40	Assistant Secretary	Senior Vice President and Associate General Counsel of CSCM since 2010. Prior to that, Vice President and Associate General Counsel since July 2007.	Since 2007
Neil Bloom Age: 44	Assistant Treasurer	Vice President of CSCM since August 2008.	Since 2009

1  The address of each officer is 280 Park Avenue, New York, NY 10017.

2  Officers serve one-year terms. The length of time served represents the year in which the officer was first elected to that position in any fund in the Cohen & Steers fund complex. All of the officers listed above are officers of one or more of the other funds in the complex.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Transaction history and account transactions
• Purchase history and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies—	No	We don't share
For our affiliates' everyday business purposes— information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes— information about your creditworthiness	No	We don't share
For our affiliates to market to you—	No	We don't share
For non-affiliates to market to you—	No	We don't share

Questions?  Call 800-330-7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are
Who is providing this notice?

Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers UK Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open- and Closed-End Funds (collectively, Cohen & Steers).

What we do
How does Cohen & Steers protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?	We collect your personal information, for example, when you:
• Open an account or buy securities from us
• Provide account information or give us your contact information
• Make deposits or withdrawals from your account
We also collect your personal information from other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only:
• sharing for affiliates' everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for non-affiliates to market to you
State law and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Cohen & Steers Investment Solutions

COHEN & STEERS GLOBAL REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in global real estate equity securities

  •  Symbols: CSFAX, CSFBX*, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRIX

COHEN & STEERS REAL ESTATE SECURITIES FUND

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbols: CSEIX, CSBIX*, CSCIX, CSDIX, CIRRX, CSZIX

COHEN & STEERS INTERNATIONAL REALTY FUND

  •  Designed for investors seeking total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS REALTY SHARES

  •  Designed for investors seeking total return, investing primarily in U.S. real estate securities

  •  Symbol: CSRSX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for institutional investors seeking total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND

  •  Designed for investors seeking total return, investing primarily in global infrastructure securities

  •  Symbols: CSUAX, CSUBX*, CSUCX, CSUIX, CSURX, CSUZX

COHEN & STEERS DIVIDEND VALUE FUND

  •  Designed for investors seeking long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX, DVFRX, DVFZX

COHEN & STEERS
PREFERRED SECURITIES AND INCOME FUND

  •  Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities

  •  Symbols: CPXAX, CPXCX, CPXIX, CPRRX, CPXZX

COHEN & STEERS REAL ASSETS FUND

  •  Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

  •  Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS
MLP & ENERGY OPPORTUNITY FUND

  •  Designed for investors seeking total return, investing primarily in midstream energy master limited partnership (MLP) units and related stocks

  •  Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS
ACTIVE COMMODITIES STRATEGY FUND

  •  Designed for investors seeking total return, investing primarily in a diversified portfolio of exchange-traded commodity future contracts and other commodity-related derivative instruments

  •  Symbols: CDFAX, CDFCX, CDFIX, CDFRX, CDFZX

Distributed by Cohen & Steers Securities, LLC.

COHEN & STEERS GLOBAL REALTY MAJORS ETF

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: GRI

Distributed by ALPS Distributors, Inc.

ISHARES COHEN & STEERS
REALTY MAJORS INDEX FUND

  •  Designed for investors who seek a relatively low-cost passive approach for investing in a portfolio of real estate equity securities of companies in a specified index

  •  Symbol: ICF

Distributed by SEI Investments Distribution Co.

*  Class B shares are no longer offered except through dividend reinvestment and permitted exchanges by existing Class B shareholders.

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and Chairman

Joseph M. Harvey
Director and Vice President

Michael G. Clark
Director

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and Chief Executive Officer

William F. Scapell
Vice President

Francis C. Poli
Secretary

James Giallanza
Treasurer and Chief Financial Officer

Lisa D. Phelan
Chief Compliance Officer

Heather Kaden
Deputy Chief Compliance Officer

Tina M. Payne
Assistant Secretary

Neil Bloom
Assistant Treasurer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021
(800) 437-9912

Legal Counsel

Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class  A—CPXAX
Class  C—CPXCX
Class   I—CPXIX
Class   R—CPRRX
Class   Z—CPXZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

280 PARK AVENUE

NEW YORK, NY 10017

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CPXAXAR

Annual Report December 31, 2014

Cohen & Steers Preferred Securities and Income Fund

Item 2. Code of Ethics.

The Registrant has adopted an Amended and Restated Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Code of Ethics was in effect during the reporting period.  The Registrant has not amended the Code of Ethics as described in Form N-CSR during the reporting period.  The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the reporting period.  A current copy of the Code of Ethics is available on the Registrant’s website at www.cohenandsteers.com/assets/content/uploads/code_of_ethics_exec_and_senior.pdf.  Upon request, a copy of the Code of Ethics can be obtained free of charge by calling 800-330-7348 or writing to the Secretary of the Registrant, 280 Park Avenue, 10th floor, New York, NY 10017.

Item 3. Audit Committee Financial Expert.

The registrant’s board has determined that Michael G. Clark and Frank K. Ross, each a member of the board’s audit committee, are each an “audit committee financial expert”.  Mr. Clark and Mr. Ross are each “independent,” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) — (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2014	2013
Audit Fees	$47,700	$46,350
Audit-Related Fees	$0	$0
Tax Fees	$6,600	$6,400
All Other Fees	$0	$0

Tax fees were billed in connection with the preparation of tax returns, calculation and designation of dividends and other miscellaneous tax services.

(e)(1)                   The audit committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant. The audit committee also is required to pre-approve non-audit services performed by the registrant’s principal accountant for the registrant’s investment advisor and any sub-advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant, if the engagement for services relates directly to the operations and financial reporting of the registrant.

The audit committee may delegate pre-approval authority to one or more of its members who are independent members of the board of directors of the registrant. The member or members to whom such authority is delegated shall report any pre-approval decisions to the audit committee at its next scheduled meeting.  The audit committee may not delegate its responsibility to pre-

approve services to be performed by the registrant’s principal accountant to the investment advisor.

(e)(2)                   No services included in (b) — (d) above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)                                   Not applicable.

(g)                                  For the fiscal years ended December 31, 2014 and December 31, 2013, the aggregate fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and for non-audit services rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant were:

	2014	2013
Registrant	$6,600	$6,400
Investment Advisor	$15,000	$15,000

(h)                                 The registrant’s audit committee considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and/or to any entity controlling, controlled by or under common control with the registrant’s investment advisor that provides ongoing services to the registrant that were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X was compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of chief executive officer and chief financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer

Date: March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(Principal Executive Officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)

Date: March 2, 2015